Schedule of Dividends Paid (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends [Line Items]
Cash dividend paid per share	$ 0.54	$ 0.54	$ 0.52	$ 0.52	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 2.12	$ 2.00	$ 1.89
Cash dividend declared per share									$ 2.14	$ 2.02	$ 1.94